Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Schedule of Borrowings [Line Items]
Total (in Dollars)		$ 82,082	$ 80,394
Total (in Dollars)		36	71
Total (in Dollars)		1,377	1,358
Total (in Dollars)		$ 1,413	1,429
Huaxia Bank Co., Ltd. Shanghai Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Maturity	[1]	September to November, 2026
Total (in Dollars)	[1]	$ 13,048	12,870
Huaxia Bank Co., Ltd. Shanghai Branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.00%
Huaxia Bank Co., Ltd. Shanghai Branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.45%
China Merchants Bank Shanghai Damuqiao Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.25%
Maturity	[1]	September, 2026
Total (in Dollars)	[1]	$ 8,698	8,580
China Merchants Bank Shanghai Damuqiao Branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
China Merchants Bank Shanghai Damuqiao Branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Bank of Communications Shanghai Putuo Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.44%
Maturity	[1]	January to February, 2027
Total (in Dollars)	[1]	$ 7,248	7,150
Industrial Bank Co., LTD. Shanghai Pudong branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Maturity	[1]	June to December, 2026
Total (in Dollars)	[1]	$ 5,074	5,005
Industrial Bank Co., LTD. Shanghai Pudong branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.50%
Industrial Bank Co., LTD. Shanghai Pudong branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	4.50%
China Minsheng Bank Co., LTD. Shanghai branch[Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.95%
Maturity		July, 2026
Total (in Dollars)		$ 4,204	4,147
Bank of Nanjing North Bund Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	4.50%
Maturity	[1]	March, 2027
Total (in Dollars)	[1]	$ 2,899	2,860
Bank of Nanjing North Bund Branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Bank of Nanjing North Bund Branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
ICBC Shanghai Zhang Jiang high tech Park Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.90%
Maturity	[1]	December, 2026
Total (in Dollars)	[1]	$ 2,899	2,860
ICBC Shanghai Zhang Jiang high tech Park Branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
ICBC Shanghai Zhang Jiang high tech Park Branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Xiamen International Bank Shanghai Jinqiao Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	4.90%
Maturity	[1]	June to September, 2026
Total (in Dollars)	[1]	$ 2,899	2,860
Xiamen International Bank Shanghai Jinqiao Branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Xiamen International Bank Shanghai Jinqiao Branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Bank of Ningbo Co., LTD. Shanghai Lianyang branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	4.00%
Maturity	[1]	June, 2026
Total (in Dollars)	[1]	$ 2,899	2,860
Bank of Ningbo Co., LTD. Shanghai Lianyang branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Bank of Ningbo Co., LTD. Shanghai Lianyang branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Bank of Jiangsu Co., LTD. Songjiang branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Maturity	[1]	January to March, 2027
Total (in Dollars)	[1]	$ 4,349	2,860
Bank of Jiangsu Co., LTD. Songjiang branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.50%
Bank of Jiangsu Co., LTD. Songjiang branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.70%
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]
Maturity	[2]	August to December, 2026
Total (in Dollars)	[2]	$ 2,899	2,860
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	2.80%
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	2.82%
China CITIC Bank Shanghai Pudian Road Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	4.00%
Maturity	[1]	June, 2026
Total (in Dollars)	[1]	$ 2,870	2,831
China CITIC Bank Shanghai Pudian Road Branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
China CITIC Bank Shanghai Pudian Road Branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Bank of China Limited Shanghai Zhabei branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	4.10%
Maturity	[1]	June to July, 2026
Total (in Dollars)	[1]	$ 2,827	2,788
Bank of China Limited Shanghai Zhabei branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Bank of China Limited Shanghai Zhabei branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
China Construction Bank Shanghai Jing'an Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.00%
Maturity	[1]	April to June, 2026
Total (in Dollars)	[1]	$ 2,754	2,717
China Construction Bank Shanghai Jing'an Branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
China Construction Bank Shanghai Jing'an Branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Bank of Nanjing North Bund Branch One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]
Maturity	[2]	March, 2027
Total (in Dollars)	[2]	$ 1,450	2,145
Bank of Nanjing North Bund Branch One [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	3.50%
Bank of Nanjing North Bund Branch One [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	4.50%
Shanghai Rural Commercial Bank Co., Ltd. Huangpu Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.95%
Maturity	[1]	May to June, 2026
Total (in Dollars)	[1]	$ 2,175	2,145
Shanghai Rural Commercial Bank Co., Ltd. Huangpu Branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Shanghai Rural Commercial Bank Co., Ltd. Huangpu Branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Bank of Beijing Shanghai Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.00%
Maturity	[1]	September, 2026
Total (in Dollars)	[1]	$ 1,450	1,430
Bank of Beijing Shanghai Branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Bank of Beijing Shanghai Branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
China Minsheng Bank Co., LTD. Shanghai branch One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	2.95%
Maturity	[1]	July, 2026
Total (in Dollars)	[1]	$ 1,450	1,430
China Minsheng Bank Co., LTD. Shanghai branch One [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
China Minsheng Bank Co., LTD. Shanghai branch One [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Bank of Beijing Shanghai Branch One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]
Maturity	[2]	September 2026 to March 2027
Total (in Dollars)	[2]	$ 1,450	1,430
Bank of Beijing Shanghai Branch One [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	3.00%
Bank of Beijing Shanghai Branch One [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	3.10%
Bank of Beijing Shanghai Branch Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.00%
Maturity		December, 2026
Total (in Dollars)		$ 1,450	1,430
Bank of China Limited Shanghai Zhabei branch One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	2.60%
Maturity	[2]	September to November, 2026
Total (in Dollars)	[2]	$ 1,450	1,430
Bank of China Limited Shanghai Zhabei branch One [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]
Bank of China Limited Shanghai Zhabei branch One [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]
Huangpu Branch of Bank of Shanghai [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.50%
Maturity	[1]	March, 2027
Total (in Dollars)	[1]	$ 1,450	1,430
Huangpu Branch of Bank of Shanghai [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Huangpu Branch of Bank of Shanghai [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Agricultural Bank of China Co., LTD. Shanghai Minhang branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	2.75%
Maturity	[2]	November, 2026
Total (in Dollars)	[2]	$ 1,450	1,430
Agricultural Bank of China Co., LTD. Shanghai Minhang branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]
Agricultural Bank of China Co., LTD. Shanghai Minhang branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]
Guangfa Bank Co., LTD. Shanghai branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	3.45%
Maturity	[2]	July, 2026
Total (in Dollars)	[2]	$ 1,450	1,430
Guangfa Bank Co., LTD. Shanghai branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]
Guangfa Bank Co., LTD. Shanghai branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]
China CITIC Bank Shanghai Pudian Road Branch One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.00%
Maturity		June, 2026
Total (in Dollars)		$ 1,290	1,416
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	4.99%
Maturity	[1]	August, 2026
Total (in Dollars)	[1]	$ 36	71
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	4.99%
Maturity	[1]	October, 2028
Total (in Dollars)	[1]	$ 1,377	$ 1,358
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch One [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch One [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]

[1]	As of December 31, 2025 and March 31, 2026, the bank borrowings of $64,105 and $66,402 were guaranteed by SunCar Online, one of subsidiaries of the Group.
[2]	As of December 31, 2025 and March 31, 2026, the bank borrowings of $10,725 and $10,149 were guaranteed by Shengda Automobile, one of subsidiaries of the Group.